John Mahon	Writer’s E-mail Address
202.729.7477	John.Mahon@srz.com

March 1, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	YieldStreet Prism Fund Inc.
(File Nos. 333-228959 and 811-23407)

On behalf of YieldStreet Prism Fund Inc. (the "Company"), transmitted for filing, pursuant to Rule 486(a) under the Securities Act of 1933, as amended, is post-effective amendment number 5 (“Amendment No. 5”) to the registration statement on Form N-2 of the Company, which pertains to the registration of the offer and sale of shares of the Company’s common stock. This Amendment No. 5 is filed for the purpose of bringing the Company’s financial statements up to date and making certain non-material changes that the Company deems appropriate.

If you have any questions or comments regarding this filing, please contact the undersigned at (202) 729-7477.

Sincerely,

/s/ John J. Mahon
John J. Mahon